                        SUPPLEMENT DATED OCTOBER 28, 2005
                                       TO
                         PROSPECTUSES DATED MAY 2, 2005

This Supplement is intended for distribution with prospectuses dated May 2, 2005 for certain variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York. The prospectuses involved bear the title "Wealthmark Variable Annuity" or "Wealthmark ML3 Variable Annuity." We refer to these prospectuses as the "Product Prospectuses."


                      CHANGES TO VARIABLE INVESTMENT OPTION


WE REVISE INFORMATION IN THE PRODUCT PROSPECTUSES IN CONNECTION WITH THE SCUDDER AGGRESSIVE GROWTH PORTFOLIO VARIABLE INVESTMENT OPTION:

Effective October 28, 2005, the underlying SCUDDER AGGRESSIVE GROWTH PORTFOLIO changed its name and investment objectives. The Portfolio's new name, "SCUDDER MID CAP GROWTH PORTFOLIO," replaces all references in the Product Prospectuses to the Scudder Aggressive Growth Portfolio.

We revise the table in the Product Prospectuses that contains a general description of the Portfolios to reflect the name change and update the investment description as follows:

--------------------------------------------------------------------------------
                           SCUDDER VARIABLE SERIES II:
                                (CLASS B SHARES)
--------------------------------------------------------------------------------
PORTFOLIO                PORTFOLIO MANAGER       INVESTMENT DESCRIPTION
------------------------ ----------------------- -------------------------------
Scudder Mid Cap Growth   DeIM                    seeks long-term capital growth
Portfolio
------------------------ ----------------------- -------------------------------

YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE UNDERLYING PORTFOLIOS, INCLUDING THE SCUDDER MID CAP GROWTH PORTFOLIO, BY CONTACTING THE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THE PRODUCT PROSPECTUS. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.












Wealthmark                 333-70728, 333-70730
Wealthmark ML3             333-70850
NYWealthmark               33-79112, 33-46217
NYWealthmark ML3           333-83558
                                                                        JH-3602

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